Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Investments In Associates And Joint Ventures

	2019 £m	2018 £m

1 January	1,737	1,577

Total comprehensive income (note 5)	390	387

Dividends	(239)	(211)

Additions (note 23)	8	–

Other equity movements	(36)	(16)

31 December	1,860	1,737

Non-current assets	1,237	1,225

Current assets	1,085	953

Non-current liabilities	(74)	(71)

Current liabilities	(388)	(370)

	1,860	1,737

ITC Ltd. (Group's share of the market value is £9,099 million (2018: £11,465 million))	1,794	1,682

Other listed associates (Group's share of the market value is £221 million (2018: £183 million))	22	20

Unlisted associates	44	35

	1,860	1,737

ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Latest Published Information

	2019 £m	2018 £m

Non-current assets	4,124	4,106

Current assets	3,234	2,823

Non-current liabilities	(237)	(238)

Current liabilities	(1,031)	(1,002)

	6,090	5,689

Group's share of ITC Ltd. (2019: 29.46%; 2018: 29.57%)	1,794	1,682